UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   June 30, 2007
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Headstream Asset Management LP
           -------------------------------------
Address:   5949 Sherry Lane
           -------------------------------------
           Suite 1735
           -------------------------------------
           Dallas, TX 75225
           -------------------------------------

Form 13F File Number:  028-12432
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William C. Ward
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     214-378-6303
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ William C. Ward           Dallas, TX           08/15/2007
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           74
Total:
                                      --------------

Form 13F Information Table value     $   103,348
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4                COLUMN 5   COLUMN 6    COLUMN 7   COLUMN 8
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                              TITLE OF         CUSIP      VALUE       SHS OR     SH/  PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                 CLASS                     (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MGRS   SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------

*** Euroseas LTD               COM NEW         Y23592200    713       50,000    SH          SOLE              50,000
***BLUEPHOENIX SOLUTIONS LTD   SHS             M20157109  1,130       95,000    SH          SOLE              95,000
***ELTEK LTD                   ORD             M40184109    846      195,000    SH          SOLE             195,000
***SILICOM LTD                 ORD             M84116108    654       32,500    SH          SOLE              32,500
***SILICON MOTION TECHNOLOGY   SPONSORED ADR   82706C108  2,111       85,000    SH          SOLE              85,000
ADDVANTAGE TECHNOLOGIES GROUP  COM NEW         006743306  1,105      210,000    SH          SOLE             210,000
AEROCENTURY CORP               COM             007737109  1,501       97,500    SH          SOLE              97,500
ALLIS CHALMERS CORPORATION     COM PAR $.01NW  019645506  2,299      100,000    SH          SOLE             100,000
ALMOST FAMILY INC              COM             020409108    914       47,500    SH          SOLE              47,500
AMCOL INTERNATIONAL CORP       COM             02341W103  2,117       77,500    SH          SOLE              77,500
ATRION CORP                    COM             049904105  3,952       40,000    SH          SOLE              40,000
AZZ Inc                        COM             002474104  2,103       62,500    SH          SOLE              62,500
BOSTON BEER CO INC - CL A      CL A            100557107  2,755       70,000    SH          SOLE              70,000
CAMDEN NATL CORP               COM             133034108  1,174       30,000    SH          SOLE              30,000
CARACO PHARMACEUTICAL          COM             14075T107    683       45,000    SH          SOLE              45,000
CHIPMOS TECHNOLOGIES           SHS             G2110R106    791      110,000    SH          SOLE             110,000
CIBER INC                      COM             17163B102    654       80,000    SH          SOLE              80,000
CONSUMER PORTFOLIO SERVICES    COM             210502100    656      105,000    SH          SOLE             105,000
CPI INTL INC                   COM             12618M100  1,884       95,000    SH          SOLE              95,000
CUBIC CORP                     COM             229669106  1,207       40,000    SH          SOLE              40,000
DESWELL INDUSTRIES INC         COM             250639101  1,223      112,000    SH          SOLE             112,000
DXP ENTERPRISES INC NEW        COM NEW         233377407  1,924       45,000    SH          SOLE              45,000
EARTHGRAINS CO                 COM             20061Q106    320      160,000    SH          SOLE             160,000
EASTERN CO                     COM             276317104  1,889       65,000    SH          SOLE              65,000
EBIX.COM INC                   COM NEW         278715206  3,216       80,000    SH          SOLE              80,000
EXPONENT INDUSTRIES INC        COM             30214U102  1,734       77,500    SH          SOLE              77,500
HARDINGE INC                   COM             412324303  1,446       42,500    SH          SOLE              42,500
HEALTH CARE PROPERTY INVS INC  COM             421915109  1,302       45,000    SH          SOLE              45,000
HOME SOLUTIONS OF AMERICA INC  COM             437355100  1,256      210,000    SH          SOLE             210,000
Houston Wire & Cable CO        COM             44244K109  1,989       70,000    SH          SOLE              70,000
HURCO COMPANIES INC            COM             447324104  2,249       45,000    SH          SOLE              45,000
ICO INC                        COM             449293109  1,903      180,000    SH          SOLE             180,000
INGLES MKTS INC CL A           CL A            457030104  1,895       55,000    SH          SOLE              55,000
JACLYN INC                     COM             469772107  1,514      133,000    SH          SOLE             133,000
K TRON INTL INC                COM             482730108  3,267       32,500    SH          SOLE              32,500
KOPPERS HLDGS INC              COM             50060P106  1,347       40,000    SH          SOLE              40,000
LOJACK CORP                    COM             539451104  1,895       85,000    SH          SOLE              85,000
LTC PROPERTIES INC             COM             502175102  1,593       70,000    SH          SOLE              70,000
MEAD CORP                      COM             591176102    557       70,000    SH          SOLE              70,000
MEDICAL PROPERTIES TRUST INC   COM             58463J304  1,058       80,000    SH          SOLE              80,000
MESA LABORATORIES INC          COM             59064R109    816       35,000    SH          SOLE              35,000
MILLER INDUSTRIES INC-TENN     COM NEW         600551204  2,134       85,000    SH          SOLE              85,000
MKS INSTRUMENT INC             COM             55306N104  2,355       85,000    SH          SOLE              85,000
NOBEL LEARNING COMMUNITIES INC COM             654889104  1,094       75,000    SH          SOLE              75,000
NORTHRIM BANK-ANCHORAGE ALASKA COM             666762109    410       15,000    SH          SOLE              15,000
OMNI ENERGY SERVICES           COM NEW         68210T208  1,010       90,000    SH          SOLE              90,000
PMC COML TR                    SH BEN INT      693434102  1,112       84,500    SH          SOLE              84,500
QUADRAMED CORP                 COM             74730W101    351      115,000    SH          SOLE             115,000
REDDY ICE HOLDINGS INC         COM             75734R105  2,567       90,000    SH          SOLE              90,000
RIVERVIEW SVGS BK FSB CAMAS WA COM             769397100    821       60,000    SH          SOLE              60,000
RPC ENERGY SVCS INC            COM             749660106  1,534       90,000    SH          SOLE              90,000
SENSIENT TECHNOLOGIES CORP     COM             81725T100  2,222       87,500    SH          SOLE              87,500
SIMCLAR INC                    COM             828599100  1,046      170,000    SH          SOLE             170,000
SL INDUSTRIES INC              COM             784413106    612       35,000    SH          SOLE              35,000
SMARTPROS LTD                  COM             83171G103  1,445      225,000    SH          SOLE             225,000
SMTC CORPORATION               COM NEW         832682207  1,986      340,000    SH          SOLE             340,000
SOUTHERN MO BANCORP INC        COM             843380106    486       32,500    SH          SOLE              32,500
STURM RUGER & CO INC           COM             864159108    776       50,000    SH          SOLE              50,000
SYNERON MEDICAL LTD.           ORD SHS         M87245102  1,871       75,000    SH          SOLE              75,000
T-3 ENERGY SERVICES            COM             87306E107    502       15,000    SH          SOLE              15,000
TELESTONE TECHNOLOGIES CORP    COM             87953J102    816      125,000    SH          SOLE             125,000
THOMAS GROUP INC               COM             884402108    368       35,000    SH          SOLE              35,000
TRIO TECH INTERNATIONAL NEW    COM NEW         896712205  2,893      145,000    SH          SOLE             145,000
TWIN DISC INC                  COM             901476101    719       10,000    SH          SOLE              10,000
ULTRA CLEAN HOLDINGS INC       COM             90385V107  1,678      120,000    SH          SOLE             120,000
UNITED GUARDIAN INC            COM             910571108    570       47,500    SH          SOLE              47,500
UNIVERSAL STAINLESS & ALLOY    COM             913837100  1,673       47,500    SH          SOLE              47,500
VALPEY FISHER CORP             COM             920344108    189       35,000    SH          SOLE              35,000
VERSANT CORPORATION            COM NEW         925284309  1,760       73,000    SH          SOLE              73,000
VERSAR INC                     COM             925297103  1,262      150,000    SH          SOLE             150,000
VICON INDS INC                 COM             925811101  1,380      135,000    SH          SOLE             135,000
VOXWARE INC                    COM NEW         92906L501    376       65,000    SH          SOLE              65,000
VSE CORP                       COM             918284100  1,287       35,000    SH          SOLE              35,000
WVS FINL CORP                  COM             929358109    410       25,000    SH          SOLE              25,000

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